CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease in right o fuse assets	$ 166	$ 4,697